Huber Small Cap Value Fund
SCHEDULE OF INVESTMENTS at January 31, 2021 (Unaudited)

Shares	COMMON STOCKS - 94.54%	Value
	Apparel & Textile Products - 0.98%
3,305	Carter's, Inc. (a)	$290,972

	Asset Management - 2.90%
4,081	Virtus Investment Partners, Inc.	857,010

	Automotive - 2.51%
18,624	Miller Industries, Inc.	742,725

	Banking - 19.20%
33,970	Atlantic Capital Bancshares, Inc. (a)	607,723
3,666	C&F Financial Corp.	144,331
17,936	Capstar Financial Holdings, Inc.	260,072
131,835	Carter Bankshares, Inc.	1,319,668
12,541	First Bancorp	427,147
2,683	First Citizens BancShares, Inc. - Class A	1,599,041
94,844	First Horizon National Corp.	1,317,383
		5,675,365
	Chemicals - 2.80%
9,440	Innospec, Inc.	828,738

	Consumer Services - 4.06%
23,272	Regis Corp. (a)	220,851
22,584	Rent-A-Center, Inc.	977,887
		1,198,738
	Containers & Packaging - 0.42%
2,688	UFP Technologies, Inc. (a)	123,675

	Electric Utilities - 3.26%
2,226	Black Hills Corp.	131,601
19,704	Portland General Electric Co.	833,282
		964,883
	Engineering & Construction - 10.46%
106,475	KBR, Inc.	3,093,099

	Entertainment Content - 1.05%
25,000	Lions Gate Entertainment Corp. - Class B (a) (c)	309,000

	Health Care Facilities & Services - 3.48%
36,830	Hanger, Inc. (a)	754,647
5,801	Tenet Healthcare Corp. (a)	274,213
		1,028,860
	Home Construction - 0.12%
1,349	Taylor Morrison Home Corp. (a)	35,047

	Household Products - 1.26%
49,037	Crown Crafts, Inc.	373,172

	Insurance - 4.83%
67,244	CNO Financial Group, Inc.	1,426,245

	Leisure Facilities & Services - 1.32%
47,354	Boston Pizza Royalties Income Fund (b)	389,201

	Medical Equipment & Devices - 3.87%
10,220	CONMED Corp.	1,143,618

	Metals & Mining - 1.09%
93,774	Uranium Participation Corp. (a) (b)	322,663

	Oil & Gas Services & Equipment - 5.41%
138,475	CSI Compressco LP	175,863
994,732	TETRA Technologies, Inc. (a)	1,422,467
		1,598,330
	Software - 0.67%
30,679	Avast plc (b)	198,488

	Specialty Finance - 1.46%
19,101	Enova International, Inc. (a)	431,683

	Technology Hardware - 8.57%
103,862	Comtech Telecommunications Corp.	2,216,415
1,619	F5 Networks, Inc. (a)	317,243
		2,533,658
	Technology Services - 4.91%
15,110	Science Applications International Corp.	1,451,013

	Transportation & Logistics - 9.91%
132,348	Golar LNG Ltd. (a)	1,433,329
436,217	Golar LNG Partners LP	1,496,224
		2,929,553
	TOTAL COMMON STOCKS (Cost $17,106,952)	27,945,736

	REITs - 4.73%
	REIT: Industrial - 3.36%
16,937	Granite Real Estate Investment Trust	992,677
	REIT: Office - 0.31%
3,970	Office Properties Income Trust	91,866
	REIT: Timber - 1.06%
34,393	CatchMark Timber Trust, Inc. - Class A	313,664
	TOTAL REITs (Cost $839,568)	1,398,207

	MONEY MARKET FUNDS - 1.06%
157,136	First American Government Obligations Fund, Institutional Class 0.04% (d)	157,136
157,137	First American Treasury Obligations Fund, Institutional Class, 0.03% (d)	157,137
	TOTAL MONEY MARKET FUNDS (Cost $314,273)	314,273

	Total Investments in Securities (Cost $18,260,793) - 100.33%	29,658,216
	Liabilities in Excess of Other Assets - (0.33)%	(97,385)
	NET ASSETS - 100.00%	$29,560,831

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Non-voting shares.
(d)	Rate shown is the 7-day annualized yield as of January 31, 2021.

Huber Small Cap Value Fund
Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021:

Huber Small Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communications	$309,000	$-	$-	$309,000
Consumer Discretionary	2,656,683	-	-	2,656,683
Consumer Staples	373,172	-	-	373,172
Energy	1,598,330	-	-	1,598,330
Financials	8,390,303	-	-	8,390,303
Health Care	2,172,478	-	-	2,172,478
Industrials	6,022,652	-	-	6,022,652
Materials	1,275,076	-	-	1,275,076
Technology	4,183,159	-	-	4,183,159
Utilities	964,883	-	-	964,883
Total Common Stocks	27,945,736	-	-	27,945,736
REITs	1,398,207	-	-	1,398,207
Money Market Funds	314,273	-	-	314,273
Total Investments in Securities	$29,658,216	$-	$-	$29,658,216

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.